FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Credit Risk (Details) - Credit Risk [Member] - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Maximum credit risk exposure [Abstract]
Financial assets	$ 35,459,366	$ 12,166,336
Receivables past due	0
Cash and Cash Equivalents [Member]
Maximum credit risk exposure [Abstract]
Financial assets	33,157,356	11,937,941
Trade and Other Receivables [Member]
Maximum credit risk exposure [Abstract]
Financial assets	$ 2,302,010	$ 228,395